Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net income for the year	$ 6,906	$ 1,734
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	4,802	4,616
Program rights amortization	86	63
Finance costs	2,043	2,295
Income tax expense	720	572
Post-employment benefits contributions, net of expense	75	82
Income from associates and joint ventures	(38)	(8)
Gain on revaluation of MLSE investment	(4,976)	0
Gain on disposition of data centres	(69)	0
Other	(128)	(166)
Cash provided by operating activities before changes in net operating assets and liabilities, income taxes paid, and interest paid	9,421	9,188
Change in net operating assets and liabilities	(592)	(876)
Income taxes paid	(700)	(545)
Interest paid, net	(2,070)	(2,087)
Cash provided by operating activities	6,059	5,680
Investing activities:
Capital expenditures	(3,707)	(4,041)
Additions to program rights and other intangible assets	(105)	(72)
Changes in non-cash working capital related to investing activities	(78)	136
Acquisitions and other strategic transactions, net of cash acquired	(4,315)	(475)
Other	(7)	(3)
Cash used in investing activities	(8,212)	(4,455)
Financing activities:
Net proceeds received from short-term borrowings	1,021	1,138
Net repayment of long-term debt	(3,478)	(1,103)
Net proceeds on settlement of debt derivatives and subsidiary equity derivatives	114	107
Transaction costs incurred	(104)	(47)
Principal payments of lease liabilities	(559)	(478)
Dividends paid to RCI shareholders	(913)	(739)
Dividends paid by subsidiaries to non-controlling interest	(133)	0
Issuance of subsidiary shares to non-controlling interest	6,656	0
Other	(5)	(5)
Cash provided by (used in) financing activities	2,599	(1,127)
Change in cash and cash equivalents	446	98
Cash and cash equivalents, beginning of period	898	800
Cash and cash equivalents, end of period	$ 1,344	$ 898